Taxes - Schedule of (Loss) Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of (Loss) Income Before Income Taxes [Abstract]
Mainland China	$ 516,640	$ 2,878,314	$ 4,350,067
Non- mainland China	(5,592,254)	(4,721,679)	(3,580,421)
(Loss) income before income taxes, total	$ (5,075,614)	$ (1,843,365)	$ 769,646